UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,486,253)	$ (3,503,727)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense and amortization of intangible assets	1,017	12,497
Amortization of right-of-use assets	55,334	168,618
Stock-based compensation and service expense	1,068,000	2,588,828
Bad debt provision	25	0
Loss on disposal of property and equipment	735	0
Changes in operating assets and liabilities:
Accounts receivable	(60,321)	221,522
Security deposit	4,402	16,880
Interest receivable	262,192	(73,972)
Due from related party	1,444	(2,578)
Other assets	55,340	292,661
Taxes payable	24,428	21,814
Salary payable	204,189	109,129
Accrued liabilities and other payables	(8,959)	182,255
Due to related parties	683,003	(2,578)
Operating lease liabilities	(42,993)	(106,957)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	761,583	(75,608)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	0	(2,436)
Proceeds from note receivable	7,500,000	0
Proceeds from sale of short-term investments	27,615,075	0
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	35,115,075	(2,436)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related parties' borrowings	0	233,811
Repayments of related parties' borrowings	0	(233,811)
NET CASH PROVIDED BY FINANCING ACTIVITIES	0	0
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	84,307	(955,185)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	35,960,965	(1,033,229)
Total cash, cash equivalents and restricted cash at beginning of period	695,242	30,843,641
Total cash, cash equivalents and restricted cash at end of period	36,656,207	29,810,412
Cash paid for:
Interest	0	22
Income taxes	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reissuance of treasury stock	25,000	0
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at beginning of period	2,508	30,024,372
Restricted cash at beginning of period	692,734	819,269
Total cash, cash equivalents and restricted cash at beginning of period	695,242	30,843,641
Cash and cash equivalents at end of period	35,923,605	29,015,368
Restricted cash at end of period	732,602	795,044
Total cash, cash equivalents and restricted cash at end of period	$ 36,656,207	$ 29,810,412